Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 187,953		¥ 179,666
Fair Value					¥ 715,434		¥ 795,001
Valuation Technique(s)		Business enterprise value multiples
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	[1]	¥ 517,019	¥ 557,914	¥ 605,520	715,434	¥ 750,915
Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Mortality rate
Weighted Average Discount Rate		1.10%		1.00%
Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Lapse rate
Weighted Average Discount Rate		16.60%		14.70%
Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate		80.10%		82.70%
Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 517,019		¥ 605,520
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		0.10%		0.10%
Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Mortality rate
Weighted Average Discount Rate		1.10%		1.00%
Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Lapse rate
Weighted Average Discount Rate		17.10%		14.90%
Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate		99.00%		99.20%
Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 15,242		¥ 22,116
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		0.10%		0.10%
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 131,790	117,169	¥ 124,516	105,687	96,760	99,522
Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 2,785		¥ 1,613
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		0.90%		1.10%
Available-for-sale securities | Corporate debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				¥ 5
Valuation Technique(s)		Appraisals/Broker quotes
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 963		¥ 1,087
Valuation Technique(s)		Appraisals/Broker quotes
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Probability of default
Weighted Average Discount Rate		2.60%		3.60%
Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 49,580		¥ 57,858
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		17.70%		18.00%
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs		Probability of default
Weighted Average Discount Rate		1.00%		0.80%
Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 13,164		¥ 13,890
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		9.80%		8.90%
Available-for-sale securities | Other asset-backed securities and debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 65,298		¥ 50,063
Valuation Technique(s)		Appraisals/Broker quotes
Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 35,651	¥ 26,457	27,801	¥ 15,321	¥ 16,296	¥ 17,751
Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				¥ 894
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate				8.60%
Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 11,276
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		10.30%
Other securities | Investment funds | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 7,614		¥ 15,705
Valuation Technique(s)		Appraisals/Broker quotes
Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 16,761		¥ 11,202
Valuation Technique(s)		Internal cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		8.10%		10.00%
Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 4,494		¥ 3,525
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		10.20%		11.70%
Derivative assets | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 776		¥ 1,708
Valuation Technique(s)		Appraisals/Broker quotes
Minimum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.00%		0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		1.50%		1.50%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.00%		0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.10%		0.10%
Minimum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.00%		0.00%
Minimum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		1.50%		1.50%
Minimum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.00%		0.00%
Minimum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.10%		0.10%
Minimum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.40%		0.50%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.00%		0.00%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		6.40%		6.40%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.50%		0.60%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		1.00%		1.00%
Minimum | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate				5.40%
Minimum | Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		3.80%
Minimum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.00%		0.00%
Minimum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		1.00%		10.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		100.00%		100.00%
Weighted Average Probability of default				100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		54.00%		54.00%
Weighted Average Probability of default				54.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		100.00%		100.00%
Weighted Average Probability of default				100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.50%		0.50%
Weighted Average Probability of default				0.50%
Maximum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		100.00%		100.00%
Maximum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		30.00%		54.00%
Maximum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		100.00%		100.00%
Maximum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.50%		0.50%
Maximum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		1.70%		1.60%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		24.70%		26.40%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		20.00%		22.60%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		11.00%		11.00%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		51.20%		51.20%
Maximum | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate				10.00%
Maximum | Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		11.00%
Maximum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		40.00%		40.00%
Maximum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		15.00%		15.00%

[1]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.